Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 27,081	$ 22,461	$ 53,336	$ 49,382
Share-based compensation	26,060	14,752	41,986	32,509
Professional fees and other expenses	7,674	5,814	14,242	11,503
Office expenses	3,726	3,082	6,948	6,482
Travel expenses	1,054	1,487	1,656	5,280
Other expenses	7,476	5,317	12,254	12,341
Total selling, general and administrative expenses	$ 73,071	$ 52,913	$ 130,422	$ 117,497